Mainland China Contribution Plan	12 Months Ended
Dec. 31, 2021
Defined Contribution Plan [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN

22. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were $2,722, $2,192 and $2,774 for the years ended December 31, 2019, 2020 and 2021, respectively.